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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):    |_|  is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   4695 MacArthur Court, Suite 450
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

Form 13F File Number:  28-12239
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph S. Schuchert III
         -----------------------------------------------
Title:   Managing Director
         -----------------------------------------------
Phone:   (949) 720-3000
         -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III     Newport Beach, California      August 10, 2011
---------------------------    ---------------------------     ---------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      20
                                         ---------------------

Form 13F Information Table Value Total:      $7,465
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

13F Report: (12/31/10) First Q Capital LLC

                                                                                                         VOTING    VOTING    VOTING
                                                        VALUE    SHRS    SH/  PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
          ISSUER               TYPE           CUSIP     X 1000  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale Inc                   Com         007865108   161     9,195   SH          SOLE      NONE     9,195
Aeropostale Inc                   Com         007865108    58     3,300   SH  PUT     SOLE      NONE     3,300
Altra Holdings                    Com         02208R106   199     8,309   SH          SOLE      NONE     8,309
CB Richard Ellis Group           CL A         12497T101   401    15,971   SH          SOLE      NONE    15,971
Charles River Laboratories        Com         159864107   531    13,055   SH          SOLE      NONE    13,055
Citi Trends Inc                   Com         17306X102    85     5,655   SH          SOLE      NONE     5,655
Dollar General Corp               Com         256677105   139     4,111   SH          SOLE      NONE     4,111
Dresser-Rand Group                Com         261608103   686    12,757   SH          SOLE      NONE    12,757
Energy Solutions                  Com         292756202   398    80,574   SH          SOLE      NONE    80,574
Kinetic Concepts Inc            Com New       49460W208   540     9,375   SH          SOLE      NONE     9,375
Ntelos Holdings Corp              Com         67020Q107   524    25,677   SH          SOLE      NONE    25,677
NXP Semiconductors NV             Com         N6596X109   313    11,722   SH          SOLE      NONE    11,722
RSC Holdings Inc                  Com         74972L102   461    38,524   SH          SOLE      NONE    38,524
Seagate Technology                SHS         G7945M107   638    39,463   SH          SOLE      NONE    39,463
Sensata Technologies Hldg         Com         N7902X106   489    13,000   SH          SOLE      NONE    13,000
Spirit Aerosystems Holdings    Com CL A       848574109   282    12,800   SH          SOLE      NONE    12,800
Transdigm Group Inc               Com         893641100   535     5,866   SH          SOLE      NONE     5,866
VCA Antech Inc                    Com         918194101   218    10,300   SH          SOLE      NONE    10,300
Verifone Holdings Inc             Com         92342Y109   279     6,300   SH          SOLE      NONE     6,300
Weight Watchers Intl              Com         948626106   528     7,000   SH  PUT     SOLE      NONE     7,000